Acquisition and sale of businesses and purchase of non-controlling interests - Acquisitions in the year (Details) - Seedlip and Aecorn acquisition £ in Millions	12 Months Ended
Jun. 30, 2020 GBP (£)
Disclosure of detailed information about business combination [line items]
Maximum value for contingent consideration payments	£ 60
Contingent consideration payment period	6 years